NET LOSS PER SHARE - Basic and diluted net loss per share (Details) - USD ($) $ / shares in Units, $ in Thousands	9 Months Ended		12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
NET LOSS PER SHARE
Net loss	$ (38,766)	$ (16,565)	$ (23,427)	$ (19,415)
Numerator for Basic and Dilutive EPS - Loss available to common stockholders, Basic	(38,766)	(16,565)	(23,427)	(19,415)
Numerator for Basic and Dilutive EPS - Loss available to common stockholders, Diluted	$ (38,766)	$ (16,565)	$ (23,427)	$ (19,415)
Basic and diluted weighted average ordinary share outstanding	5,229,877	4,630,574	4,651,127	4,486,484
Basic and diluted net loss per ordinary share	$ (7.41)	$ (3.58)	$ (5.04)	$ (4.33)